Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Accrued Expenses
8.	Accrued Expenses

Accrued expenses as of December 31, 2024 and 2023, consist of the following:

	2024	2023
Accrued legal expenses	$5,431,494	$198,372
Accrued marketing expenses	4,860,716	1,168,891
Accrued payroll expenses	1,358,213	1,080,829
Accrued sales tax	359,311	351,774
Accrued income tax	—	1,280,676
Other accrued expenses	1,064,921	2,216,688
	$13,074,655	$6,297,230

Accrued marketing expenses consist of amounts for advertising, promotional activities and other marketing-related costs that were incurred but unpaid at year-end for both periods. Accrued legal expenses represent amounts related to ongoing litigation and legal services incurred but not yet paid as of the respective balance sheet dates. Accrued payroll expenses represent compensation earned by employees, including wages, bonuses and other benefits, that are unpaid as of the balance sheet date. Accrued sales taxes include amounts for sales taxes collected from customers but not yet remitted to tax authorities at the end of the reporting period. Accrued income taxes reflect amounts related to taxes on the Company’s income that are owed but not yet paid as of the balance sheet date. Other accrued expenses include various operational expenses such as professional fees and other miscellaneous items that are individually immaterial to the financial statements. These amounts are expected to be settled in the normal course of business within the next fiscal year.